Status and Principal Activity	12 Months Ended
Dec. 31, 2021
Status and principal activity [Abstract]
Status and principal activity

NOTE 1: Status and principal activity

When used in this report, all references to “MDxHealth”, the “company”, “we”, “our” and “us” refer to MDxHealth, SA and its subsidiaries. MDxHealth is a limited liability company domiciled in Belgium, with offices and labs in Belgium, the United States and The Netherlands.

MDxHealth is a molecular diagnostics company that develops and commercializes advanced epigenetic and other molecular tests for cancer assessment and the personalized treatment of patients. Applying its DNA methylation platform and proprietary biomarkers, the Company helps address a large and growing unmet medical need for better cancer diagnosis and treatment information. The Company develops and commercializes advanced molecular diagnostic products for personalized cancer treatment that provide physicians with tools to aid in the diagnosis and or prognosis of cancers, and aid in the physician’s ability to predict disease progression and response to therapy. MDxHealth’s products and pipeline cover primarily urologic cancers, but in addition, MDxHealth has numerous proprietary biomarkers for other solid cancer types ready for development.

MDxHealth offers its laboratory solutions from our state-of-the-art, 13,448 sqft, College of American Pathologists (CAP)-accredited and Clinical Laboratory Improvement Amendments of 1988 (“CLIA”) certified, molecular laboratory facility located at its U.S. headquarters in Irvine, California. MDxHealth also operates a molecular laboratory facility, MDxHealth B.V., located in Nijmegen, the Netherlands. This site is ISO 13485:2016 certified and operates a management quality system with the following scope: The design and development, manufacture, service laboratory activities and client services of in vitro diagnostic test kits, in vitro diagnostic reagents used for molecular diagnostic detection of oncological diseases.

The Company is headquartered in Belgium. The parent company, MDxHealth SA, has its registered and corporate office in Cap Business Center, Rue d’Abhooz 31, 4040 Herstal, Belgium. MDxHealth, Inc., the Company’s U.S. subsidiary, is located at 15279 Alton Parkway, Suite 100, Irvine, CA 92618, United States. MDxHealth B.V., the Company’s Dutch subsidiary, is located at Transistorweg 5, 6534 Nijmegen, The Netherlands.

The functional and presentation currency is the US Dollar.